Label	Element	Value
AMERICAN CENTURY INVESTMENT TRUST | PRIME MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	ck0000908406_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Prime Money Market Fund
Supplement dated October 2, 2023 ■ Summary Prospectus and Prospectus dated August 1, 2023

The following replaces the last paragraph of the Principal Risks section on page 3 of the summary prospectus and prospectus:
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.